Note 18 - Subsequent Event (Details Textual) - USD ($) $ in Thousands	May 23, 2023	Mar. 31, 2023	May 28, 2020
Long-Term Debt		$ 443,314
Second Amended and Restated Loan and Guaranty Agreement Amendment One with Farm Credit East, ACA [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 125,000
Term Loan Payable to Farm Credit East ACA [Member]
Debt Instrument, Face Amount			$ 100,000
Long-Term Debt		$ 173,500
Amended Term Loan A-2 [Member] | Subsequent Event [Member]
Long-Term Debt	$ 298,500